Acquired Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 112,215	$ 111,715
Accumulated Amortization	(48,626)	(37,238)
Intangible Assets (excluding goodwill), Total losses in the year ended	0	0	$ 0
Acquired intangible assets, net	63,589	74,477
PIBA License [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	112,215	111,715
Accumulated amortization	(48,626)	(37,238)
Net carrying amount	$ 63,589	$ 74,477